Non-controlling interests - Changes in NCI (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2019	Jan. 01, 2018	Jan. 01, 2017	Dec. 31, 2016
Non-controlling interests
Equity at beginning of period	€ 107,361	[1],[2]	€ 106,833		€ 102,699	[3]
Effect of changes in accounting policies							€ (391)	€ (1,340)
Total recognised income and expenses for the year	8,535		7,416	[4]	887
Profit attributable to non-controlling interests	1,601		1,505	[5]	1,588
Change of perimeter	110		(601)		(39)
Dividends	(3,612)		(3,892)		(3,496)
Equity at end of period	110,659		107,361	[1],[2]	106,833
Non-Controlling interest
Non-controlling interests
Equity at beginning of period	10,889		12,344		11,761
Equity at end of period	10,588		10,889		12,344
Non-Controlling interest, Other comprehensive income
Non-controlling interests
Effect of changes in accounting policies							€ 0	€ (1,292)	€ 0
Opening balance			10,889		11,052					€ 11,761
Total recognised income and expenses for the year	310		(109)		(583)
Non-Controlling interest, Other elements
Non-controlling interests
Other	(611)		(54)		1,166
Profit attributable to non-controlling interests	1,601		1,505		1,588
Modification of participation rates	(1,623)		(65)		(819)
Change of perimeter	110		(660)		(39)
Dividends	(895)		(687)		(665)
Changes in capital and others concepts	€ 196		€ (147)		€ 1,101

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[2]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[3]	*See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
[4]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[5]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).